Note 13 - Income Taxes	12 Months Ended
Jan. 31, 2018
Statement Line Items [Line Items]
Disclosure of income tax [text block]
12.	INCOME TAXES

A reconciliation of income taxes at Canadian statutory rates of
26.08%
(
2017
 -
26.00%;
2016
 -
26.00%
) with the reported taxes is as follows for the years ended
January 31:

	2018	2017	2016

Loss before income tax	$(285,490)	$(1,807,330)	$(74,072)
Canadian statutory rate	26.08%	26.00%	26.00%

Expected income tax recovery	(74,455)	(469,906)	(19,259)
Difference in foreign tax rates	-	-	(34,591)
Other temporary differences	(6,549)	384,083	-
Tax effect of foreign exchange on assets and liabilities	-	-	561,476
Effect on change in tax rates	(148,288)	-	-
Adjustment to tax losses provided from prior years	(44,862)	54,112	-
Unused tax losses and tax offsets not recognized as deferred tax asset	274,154	31,711	(507,626)
	$-	$-	$-

Effective
January 1, 2018,
British Columbia increased the province
’s general corporate income tax rate to
12%
(
2017
–
11%;
2016
–
11%
). The combined corporate income tax rate, prorated for the increase in tax rate, is
26.08%
(
2017
–
26.00%;
2016
–
26.00%
).

The Company recognizes tax benefits on losses or other deductible amounts generated in countries where probable the Company will generate taxable income to recognize deferred tax assets. The balance of tax assets resulting from the Company’s unrecognized deductible temporary differences and unused tax losses consist of the following amounts:

	2018	201 7

Carrying value less than income tax basis of interest in exploration properties	$5,410,000	$5,410,000
Carrying value less than income tax basis of fixed assets	53,000	53,000
Non-capital losses carried forward	9,381,000	9,067,000
Capital losses carried forward	42,000	42,000
	$14,886,000	$14,572,000

The deductible temporary differences do
not
expire and the
non-capital tax losses expire as follows:

Available to	Canada	Foreign	Total

2027	$50,000	$-	$50,000
2028	150,000	-	150,000
2029	871,000	-	871,000
2030	1,899,000	-	1,899,000
2031	2,229,000	-	2,229,000
2032	1,843,000	-	1,843,000
2033	704,000	-	704,000
2034	486,000	-	486,000
2035	310,000	-	310,000
2036	173,000	-	173,000
2037	352,000	-	352,000
2037	314,000		314,000
	$9,381,000	$-	$9,381,000